Document and Entity Information	Sep. 20, 2019
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001472595
Document Type	8-K
Document Period End Date	Sep. 20, 2019
Entity Registrant Name	R1 RCM Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-34746
Entity Tax Identification Number	02-0698101
Entity Address, Address Line One	401 North Michigan
Entity Address, Address Line Two	Avenue
Entity Address, Address Line Three	Suite 2700
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60611
City Area Code	(312)
Local Phone Number	324-7820
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	RCM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false